CONSOLIDATED BALANCE SHEETS $ in Millions, $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Current assets
Cash and cash equivalents	$ 39.9	$ 8.0
Restricted cash	34.2
Accounts receivable	1,003.8	988.3
Contract assets	139.6	125.4
Income taxes	16.4	35.3
Inventories	302.3	348.7
Derivative financial instruments		129.3
Other current assets	173.8	180.1
Total current assets	1,710.0	1,815.1
Non-current assets
Property, plant and equipment	3,034.3	3,152.9
Intangible assets	3,401.3	3,299.3
Right-of-use assets	349.7	313.0
Goodwill	550.1	550.1
Derivative financial instruments	148.4	35.8
Investments	1,530.0
Promissory notes from the parent corporation	996.0	996.0
Other assets	509.6	348.5
Total non-current assets	10,519.4	8,695.6
Total assets	12,229.4	10,510.7
Current liabilities
Bank indebtedness	3.0
Accounts payable, accrued charges and provisions	981.4	1,011.9
Deferred revenue	353.8	347.4
Deferred subsidies	34.2	0.0
Income taxes	36.2	18.4
Current portion of long-term debt	400.0	1,480.6
Current portion of lease liabilities	108.5	99.3
Total current liabilities	1,917.1	2,957.6
Non-current liabilities
Long-term debt	7,182.3	6,129.3
Lease liabilities	270.0	246.8
Subordinated loan from the parent corporation	1,530.0
Derivative financial instruments	7.2	54.3
Deferred income taxes	764.6	759.2
Other liabilities	219.2	207.6
Total non-current liabilities	9,973.3	7,397.2
Equity
Capital stock	312.9	312.9
Retained earnings (deficit)	87.4	(150.9)
Accumulated other comprehensive loss	(61.4)	(6.4)
Equity attributable to the shareholder	338.9	155.6
Non-controlling interests	0.1	0.3
Total equity	339.0	155.9
Commitments and contingencies
Total liabilities and equity	$ 12,229.4	$ 10,510.7